Unrecognized items (Tables)	12 Months Ended
Dec. 31, 2018
Unrecognized Items Tables Abstract
Operating lease obligations
	December 31, 2017	December 31, 2018
	(in thousands of €)
Commitments for minimum lease payments in relation to non-cancellable operating leases:
Within one year	244	283
After one year but not more than five years	473	292
More than five years	—	—
Total	717	575
Rental expense relating to operating leases
Minimum lease payments	162	213
Contingent rentals	—	—
Sub-lease income	—	—
Total	162	213

Other commitments
	December 31, 2017	December 31, 2018
	(in thousands of €)
Commitments for minimum payments in relation to non-cancellable operating contracts or services:
Within one year	4,437	19,624
After one year but not more than five years	88	9,684
More than five years	7	—
Total	4,532	29,307